Calvert
International Opportunities Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Australia — 8.4%
Bapcor, Ltd.(1)	873,738	$ 3,828,832
BlueScope Steel, Ltd.	116,107	1,323,298
carsales.com, Ltd.	411,992	5,797,774
Data#3, Ltd.	842,089	3,888,885
Dexus	611,577	3,210,817
Dicker Data, Ltd.(1)	580,426	4,022,446
EBOS Group, Ltd.	155,000	4,309,554
Steadfast Group, Ltd.(1)	1,042,088	3,870,320
WiseTech Global, Ltd.	62,881	2,162,631
		$32,414,557
Austria — 1.7%
ams-OSRAM AG(2)	294,478	$2,157,529
BAWAG Group AG(3)	85,416	4,551,841
		$6,709,370
Belgium — 2.5%
Azelis Group NV(1)	237,130	$6,717,074
KBC Group NV	27,891	1,795,770
VGP NV	13,605	1,138,371
		$9,651,215
Canada — 2.9%
Agnico Eagle Mines, Ltd.	32,126	$1,669,413
ATS Corp.(2)	158,406	4,924,157
CAE, Inc.(2)	107,754	2,084,252
TMX Group, Ltd.	24,963	2,498,512
		$11,176,334
Germany — 1.8%
Encavis AG	108,237	$2,140,287
Jenoptik AG	97,637	2,655,558
LEG Immobilien SE	31,066	2,026,084
		$6,821,929
Ireland — 1.2%
Irish Residential Properties REIT PLC(1)	1,917,673	$2,269,101
Kerry Group PLC, Class A	28,195	2,546,861
		$4,815,962
Italy — 6.0%
Amplifon SpA(1)	111,737	$3,336,441
BFF Bank SpA(3)	575,948	4,569,478
DiaSorin SpA(1)	27,344	3,826,124
FinecoBank Banca Fineco SpA	243,676	4,046,508
MARR SpA	240,786	2,939,661
Security	Shares	Value
Italy (continued)
Moncler SpA	87,371	$ 4,642,618
		$ 23,360,830
Japan — 27.9%
As One Corp.	136,655	$ 5,970,106
Asahi Intecc Co., Ltd.(1)	199,290	3,250,871
BayCurrent Consulting, Inc.	64,990	2,023,138
Chiba Bank, Ltd. (The)	617,773	4,507,361
Cosmos Pharmaceutical Corp.	43,745	4,444,639
Daiseki Co., Ltd.	80,178	2,751,967
Dip Corp.	132,935	3,801,726
Fukuoka Financial Group, Inc.	219,463	4,985,725
Goldwin, Inc.	68,305	4,942,671
JMDC, Inc.	61,115	1,753,107
Kewpie Corp.	123,093	2,233,407
Kose Corp.	38,906	4,227,262
Kyoritsu Maintenance Co., Ltd.(1)	87,168	3,891,657
LaSalle Logiport REIT	3,010	3,670,232
Lion Corp.	477,111	5,487,953
Mitsubishi Research Institute, Inc.	77,695	2,879,524
Mitsui Fudosan Logistics Park, Inc.	1,003	3,666,457
Miura Co., Ltd.	246,186	5,645,659
Nihon M&A Center Holdings, Inc.	423,185	5,207,184
Nissan Chemical Corp.	71,795	3,130,779
Nomura Co., Ltd.	346,239	2,516,931
Sakata Seed Corp.	125,437	4,157,972
Sanwa Holdings Corp.	587,270	5,406,970
SUMCO Corp.	322,588	4,273,836
T Hasegawa Co., Ltd.	91,685	2,022,489
Tosei Corp.	352,390	3,646,433
USS Co., Ltd.	217,270	3,447,438
Yamaha Corp.	112,897	4,189,359
		$108,132,853
Luxembourg — 0.2%
APERAM S.A.	30,061	$953,342
		$953,342
Netherlands — 4.0%
BE Semiconductor Industries NV	41,785	$2,546,415
Euronext NV(1)(3)	58,578	4,336,598
IMCD NV(1)	42,716	6,110,159
NN Group NV	61,561	2,517,364
		$15,510,536
New Zealand — 1.4%
Fisher & Paykel Healthcare Corp., Ltd.	198,935	$2,846,380

Calvert
International Opportunities Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Spark New Zealand, Ltd.	731,026	$ 2,502,865
		$ 5,349,245
Norway — 2.3%
Entra ASA(3)	287,036	$ 3,101,513
Norsk Hydro ASA	134,498	1,005,018
SmartCraft ASA(2)	1,981,524	3,504,767
SpareBank 1 SR-Bank ASA	121,135	1,492,427
		$ 9,103,725
Portugal — 0.6%
NOS SGPS S.A.	588,740	$2,381,834
		$2,381,834
Singapore — 1.0%
Daiwa House Logistics Trust	8,016,185	$3,800,967
		$3,800,967
Spain — 1.7%
Acciona S.A.	18,104	$3,331,708
Inmobiliaria Colonial Socimi S.A.	482,200	3,101,625
		$6,433,333
Sweden — 6.0%
AddTech AB, Class B	319,131	$4,555,970
Autoliv, Inc.	46,240	3,541,059
Boliden AB	41,541	1,560,371
Bravida Holding AB(3)	330,753	3,545,112
Indutrade AB	186,132	3,774,661
Lagercrantz Group AB, Class B	294,699	2,919,240
Sdiptech AB, Class B(2)	154,512	3,360,329
		$23,256,742
Switzerland — 2.8%
Galenica AG(3)	36,964	$3,015,905
Logitech International S.A.	49,370	3,061,406
PolyPeptide Group AG(3)	51,174	1,404,484
Straumann Holding AG	30,351	3,480,383
		$10,962,178
United Kingdom — 21.8%
Abcam PLC ADR(2)	254,004	$3,952,302
Allfunds Group PLC	425,550	2,984,269
Ashtead Group PLC	81,806	4,646,969
Bellway PLC	71,343	1,631,488
Capital & Counties Properties PLC	1,592,689	2,056,135
Compass Group PLC	113,413	2,618,935
Cranswick PLC	119,996	4,449,181
Security	Shares	Value
United Kingdom (continued)
Dechra Pharmaceuticals PLC	122,550	$ 3,862,754
Diploma PLC	163,588	5,499,443
DiscoverIE Group PLC	629,786	5,513,124
Games Workshop Group PLC	45,804	4,728,054
Greggs PLC	125,340	3,521,697
Halma PLC	162,872	3,878,787
InterContinental Hotels Group PLC	72,867	4,181,021
JTC PLC(1)(3)	422,730	3,821,861
Judges Scientific PLC	43,711	4,467,887
Nomad Foods, Ltd.(2)	103,807	1,789,633
RWS Holdings PLC	1,296,766	5,868,097
St. James's Place PLC	302,872	3,989,843
Volution Group PLC	1,014,623	4,475,591
Watches of Switzerland Group PLC(2)(3)	358,974	3,507,340
Wise PLC, Class A(2)	446,528	3,025,129
		$84,469,540
Total Common Stocks (identified cost $372,533,542)		$365,304,492

Exchange-Traded Funds — 4.6%

Security	Shares	Value
Equity Funds — 4.6%
iShares MSCI Hong Kong ETF(1)	389,711	$ 8,187,828
iShares MSCI Singapore ETF(1)	247,266	4,651,074
Vanguard MSCI Australian Small Companies Index ETF	117,168	4,991,839
Total Exchange-Traded Funds (identified cost $18,857,850)		$ 17,830,741

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$560	$ 529,614
Total High Social Impact Investments (identified cost $560,000)		$ 529,614

Calvert
International Opportunities Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.1%

Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(6)	3,655,233	$ 3,655,233
Total Affiliated Fund (identified cost $3,655,233)		$ 3,655,233

Securities Lending Collateral — 3.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(7)	12,045,439	$ 12,045,439
Total Securities Lending Collateral (identified cost $12,045,439)		$ 12,045,439
Total Short-Term Investments (identified cost $15,700,672)		$ 15,700,672

Total Investments — 103.0% (identified cost $407,652,064)	$399,365,519
Other Assets, Less Liabilities — (3.0)%	$(11,595,446)
Net Assets — 100.0%	$387,770,073

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $28,073,050 and the total market value of the collateral received by the Fund was $29,505,234, comprised of cash of $12,045,439 and U.S. government and/or agencies securities of $17,459,795.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $31,854,132 or 8.2% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $529,614, which represents 0.1% of the net assets of the Fund as of December 31, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	24.0%
Financials	12.9
Consumer Discretionary	12.5
Health Care	10.6
Information Technology	10.6
Consumer Staples	8.3
Real Estate	8.2
Exchange-Traded Funds	4.6
Materials	3.0
Communication Services	2.7
Utilities	1.4
High Social Impact Investments	0.1
Total	98.9%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$560,000

Abbreviations:
ADR	– American Depositary Receipt

Calvert
International Opportunities Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $4,184,847, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 520,106	$ —	$ —	$ —	$9,508	$ 529,614	$ 2,100	$ 560,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	7,647,564	26,302,116	(30,294,447)	—	—	3,655,233	24,958	3,655,233
Total				$ —	$9,508	$4,184,847	$27,058

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$32,414,557	$ —	$32,414,557
Austria	—	6,709,370	—	6,709,370
Belgium	—	9,651,215	—	9,651,215
Canada	11,176,334	—	—	11,176,334
Germany	—	6,821,929	—	6,821,929
Ireland	—	4,815,962	—	4,815,962
Italy	—	23,360,830	—	23,360,830
Japan	—	108,132,853	—	108,132,853
Luxembourg	—	953,342	—	953,342
Netherlands	—	15,510,536	—	15,510,536
New Zealand	—	5,349,245	—	5,349,245
Norway	—	9,103,725	—	9,103,725
Portugal	—	2,381,834	—	2,381,834
Singapore	—	3,800,967	—	3,800,967
Spain	—	6,433,333	—	6,433,333
Sweden	3,541,059	19,715,683	—	23,256,742
Switzerland	—	10,962,178	—	10,962,178

Calvert
International Opportunities Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
United Kingdom	$5,741,935	$78,727,605	$ —	$84,469,540
Total Common Stocks	$20,459,328	$344,845,164(1)	$ —	$365,304,492
Exchange-Traded Funds	$12,838,902	$4,991,839	$ —	$17,830,741
High Social Impact Investments	—	529,614	—	529,614
Short-Term Investments:
Affiliated Fund	3,655,233	—	—	3,655,233
Securities Lending Collateral	12,045,439	—	—	12,045,439
Total Investments	$48,998,902	$350,366,617	$ —	$399,365,519

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.